OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of payments to be received by maturity
The minimum contractual future revenues to be received on a time charter agreement in respect of the Golar Arctic as of December 31, 2022, are as follows:

Year ending December 31
(in thousands of $)
2023	15,420
Total minimum contractual future revenues	15,420

Operating lease income
The components of operating lease income were as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Operating lease income	8,857	11,476	13,887
Variable lease income (1)	828	—	745
Total operating lease income (2)	9,685	11,476	14,632
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the consolidated statement of operations line item “Time and voyage charter revenues”.
Operating lease costs
The components of operating lease cost were as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Operating lease cost	4,160	5,899	4,338
Variable lease cost (1)	1,479	1,621	4,000
Total operating lease cost (2)	5,639	7,520	8,338
(1) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.
(2) Total operating lease cost is included in the consolidated statement of operations line-items “Vessel operating expenses” and “Administrative expenses”.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2023	1,328
2024	851
2025	1,151
2026	1,088
2027 and thereafter	730
Total minimum lease payments	5,148